UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS S&P 500 INDEX FUND

FORM N-Q

SEPTEMBER 30, 2008

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited)	September 30, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.0%
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
7,929	Goodyear Tire & Rubber Co. *	$121,393
20,468	Johnson Controls Inc.	620,794

	Total Auto Components	742,187

Automobiles - 0.3%
79,422	Ford Motor Co. *	412,994
19,419	General Motors Corp.	183,510
8,254	Harley-Davidson Inc.	307,874

	Total Automobiles	904,378

Distributors - 0.1%
5,368	Genuine Parts Co.	215,847

Diversified Consumer Services - 0.1%
3,345	Apollo Group Inc., Class A Shares *	198,359
11,388	H&R Block Inc.	259,077

	Total Diversified Consumer Services	457,436

Hotels, Restaurants & Leisure - 1.3%
14,988	Carnival Corp.	529,826
4,715	Darden Restaurants Inc.	134,990
10,277	International Game Technology	176,559
10,070	Marriott International Inc., Class A Shares	262,726
38,664	McDonald’s Corp.	2,385,569
24,749	Starbucks Corp. *	368,018
6,273	Starwood Hotels & Resorts Worldwide Inc.	176,522
5,745	Wyndham Worldwide Corp.	90,254
16,152	Yum! Brands Inc.	526,717

	Total Hotels, Restaurants & Leisure	4,651,181

Household Durables - 0.5%
2,057	Black & Decker Corp.	124,963
4,540	Centex Corp.	73,548
10,106	D.R. Horton Inc.	131,580
5,167	Fortune Brands Inc.	296,379
1,924	Harman International Industries Inc.	65,551
2,716	KB HOME	53,451
5,612	Leggett & Platt Inc.	122,285
5,482	Lennar Corp., Class A Shares	83,272
9,189	Newell Rubbermaid Inc.	158,602
7,968	Pulte Homes Inc.	111,313
1,950	Snap-on Inc.	102,687
2,671	Stanley Works	111,487
2,503	Whirlpool Corp.	198,463

	Total Household Durables	1,633,581

Internet & Catalog Retail - 0.3%
10,957	Amazon.com Inc. *	797,231
7,203	Expedia Inc. *	108,838

	Total Internet & Catalog Retail	906,069

Leisure Equipment & Products - 0.1%
9,886	Eastman Kodak Co.	152,047
4,207	Hasbro Inc.	146,067
11,904	Mattel Inc.	214,748

	Total Leisure Equipment & Products	512,862

Media - 2.6%
23,277	CBS Corp., Class B Shares	339,379
100,669	Comcast Corp., Class A Shares	1,976,132
19,098	DIRECTV Group Inc. *	499,795
8,505	Gannett Co. Inc.	143,819

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Media - 2.6% (continued)
15,936	Interpublic Group of Cos. Inc. *	$123,504
11,006	McGraw-Hill Cos. Inc.	347,900
1,276	Meredith Corp.	35,779
4,285	New York Times Co., Class A Shares	61,233
78,957	News Corp., Class A Shares	946,694
11,086	Omnicom Group Inc.	427,476
3,152	Scripps Networks Interactive, Class A Shares	114,449
122,891	Time Warner Inc.	1,611,101
21,588	Viacom Inc., Class B Shares *	536,246
64,362	Walt Disney Co.	1,975,270
203	Washington Post Co., Class B Shares	113,022

	Total Media	9,251,799

Multiline Retail - 0.8%
2,807	Big Lots Inc. *	78,119
2,041	Dillard’s Inc., Class A Shares	24,084
5,151	Family Dollar Stores Inc.	122,078
7,667	J.C. Penney Co. Inc.	255,618
10,435	Kohl’s Corp. *	480,845
14,833	Macy’s Inc.	266,697
5,633	Nordstrom Inc.	162,343
1,976	Sears Holdings Corp. *	184,756
25,696	Target Corp.	1,260,389

	Total Multiline Retail	2,834,929

Specialty Retail - 1.6%
2,886	Abercrombie & Fitch Co., Class A Shares	113,853
4,011	AutoNation Inc. *	45,084
1,376	AutoZone Inc. *	169,716
8,927	Bed Bath & Beyond Inc. *	280,397
11,501	Best Buy Co. Inc.	431,287
5,495	GameStop Corp., Class A Shares *	187,984
15,503	Gap Inc.	275,643
58,709	Home Depot Inc.	1,519,976
9,606	Limited Brands Inc.	166,376
50,274	Lowe’s Cos. Inc.	1,190,991
9,497	Office Depot Inc. *	55,272
4,192	RadioShack Corp.	72,438
3,355	Sherwin-Williams Co.	191,772
23,805	Staples Inc.	535,612
4,258	Tiffany & Co.	151,244
14,055	TJX Cos. Inc.	428,959

	Total Specialty Retail	5,816,604

Textiles, Apparel & Luxury Goods - 0.5%
11,440	Coach Inc. *	286,458
2,894	Jones Apparel Group Inc.	53,568
3,528	Liz Claiborne Inc.	57,965
13,457	NIKE Inc., Class B Shares	900,273
1,908	Polo Ralph Lauren Corp.	127,149
2,912	V.F. Corp.	225,127

	Total Textiles, Apparel & Luxury Goods	1,650,540

	TOTAL CONSUMER DISCRETIONARY	29,577,413

CONSUMER STAPLES - 12.1%
Beverages - 2.8%
24,663	Anheuser-Busch Cos. Inc.	1,600,136
2,714	Brown-Forman Corp., Class B Shares	194,892
68,185	Coca-Cola Co.	3,605,623
10,540	Coca-Cola Enterprises Inc.	176,756
6,490	Constellation Brands Inc., Class A Shares *	139,275
5,019	Molson Coors Brewing Co., Class B Shares	234,638
4,531	Pepsi Bottling Group Inc.	132,169

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Beverages - 2.8% (continued)
53,698	PepsiCo Inc.	$3,827,057

	Total Beverages	9,910,546

Food & Staples Retailing - 2.9%
14,912	Costco Wholesale Corp.	968,236
49,227	CVS Corp.	1,656,981
22,463	Kroger Co.	617,283
15,179	Safeway Inc.	360,046
7,348	SUPERVALU Inc.	159,452
20,533	Sysco Corp.	633,032
76,914	Wal-Mart Stores Inc.	4,606,380
33,953	Walgreen Co.	1,051,185
5,042	Whole Foods Market Inc.	100,991

	Total Food & Staples Retailing	10,153,586

Food Products - 1.7%
21,399	Archer-Daniels-Midland Co.	468,852
7,011	Campbell Soup Co.	270,625
15,289	ConAgra Foods Inc.	297,524
5,070	Dean Foods Co. *	118,435
11,532	General Mills Inc.	792,479
10,712	H.J. Heinz Co.	535,279
5,841	Hershey Co.	230,953
8,306	Kellogg Co.	465,967
51,551	Kraft Foods Inc., Class A Shares	1,688,295
4,207	McCormick & Co. Inc., Non Voting Shares	161,759
23,212	Sara Lee Corp.	293,167
10,133	Tyson Foods Inc., Class A Shares	120,988
7,215	Wm. Wrigley Jr. Co.	572,871

	Total Food Products	6,017,194

Household Products - 2.8%
4,562	Clorox Co.	285,992
17,316	Colgate-Palmolive Co.	1,304,761
14,242	Kimberly-Clark Corp.	923,451
102,689	Procter & Gamble Co.	7,156,396

	Total Household Products	9,670,600

Personal Products - 0.2%
14,602	Avon Products Inc.	607,005
3,853	Estee Lauder Cos. Inc., Class A Shares	192,303

	Total Personal Products	799,308

Tobacco - 1.7%
70,650	Altria Group Inc.	1,401,696
5,800	Lorillard Inc.	412,670
70,700	Philip Morris International Inc.	3,400,670
5,790	Reynolds American Inc.	281,510
4,988	UST Inc.	331,901

	Total Tobacco	5,828,447

	TOTAL CONSUMER STAPLES	42,379,681

ENERGY - 13.2%
Energy Equipment & Services - 2.6%
10,573	Baker Hughes Inc.	640,090
9,915	BJ Services Co.	189,674
7,245	Cameron International Corp. *	279,222
4,998	ENSCO International Inc.	288,035
30,077	Halliburton Co.	974,194
9,797	Nabors Industries Ltd. *	244,141
14,018	National-Oilwell Varco Inc. *	704,124
9,031	Noble Corp.	396,461
3,984	Rowan Cos. Inc.	121,711

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Energy Equipment & Services - 2.6% (continued)
41,147	Schlumberger Ltd.	$3,213,169
7,244	Smith International Inc.	424,788
10,942	Transocean Inc. *	1,201,869
23,346	Weatherford International Ltd. *	586,919

	Total Energy Equipment & Services	9,264,397

Oil, Gas & Consumable Fuels - 10.6%
15,945	Anadarko Petroleum Corp.	773,492
11,472	Apache Corp.	1,196,300
3,540	Cabot Oil & Gas Corp.	127,936
17,778	Chesapeake Energy Corp.	637,519
70,469	Chevron Corp.	5,812,283
52,059	ConocoPhillips	3,813,322
6,517	CONSOL Energy Inc.	299,065
15,157	Devon Energy Corp.	1,382,318
23,848	El Paso Corp.	304,300
8,516	EOG Resources Inc.	761,841
176,408	Exxon Mobil Corp.	13,699,845
9,709	Hess Corp.	796,915
24,201	Marathon Oil Corp.	964,894
2,865	Massey Energy Co.	102,195
6,531	Murphy Oil Corp.	418,898
5,690	Noble Energy Inc.	316,307
28,026	Occidental Petroleum Corp.	1,974,432
9,510	Peabody Energy Corp.	427,950
4,207	Pioneer Natural Resources Co.	219,942
5,546	Range Resources Corp.	237,757
11,886	Southwestern Energy Co. *	362,998
21,132	Spectra Energy Corp.	502,942
3,992	Sunoco Inc.	142,035
4,748	Tesoro Corp.	78,295
17,945	Valero Energy Corp.	543,734
19,722	Williams Cos. Inc.	466,425
18,842	XTO Energy Inc.	876,530

	Total Oil, Gas & Consumable Fuels	37,240,470

	TOTAL ENERGY	46,504,867

FINANCIALS - 15.8%
Capital Markets - 2.8%
7,100	American Capital Ltd.	181,121
7,453	Ameriprise Financial Inc.	284,705
39,311	Bank of New York Mellon Corp.	1,280,752
32,162	Charles Schwab Corp.	836,212
21,622	E*TRADE Financial Corp. *	60,542
2,565	Federated Investors Inc., Class B Shares	74,000
5,226	Franklin Resources Inc.	460,567
14,897	Goldman Sachs Group Inc.	1,906,816
13,400	Invesco Ltd.	281,132
5,943	Janus Capital Group Inc.	144,296
4,855	Legg Mason Inc.	184,781
52,529	Merrill Lynch & Co. Inc.	1,328,984
37,782	Morgan Stanley	868,986
7,749	Northern Trust Corp.	559,478
14,809	State Street Corp.	842,336
8,875	T. Rowe Price Group Inc.	476,676

	Total Capital Markets	9,771,384

Commercial Banks - 3.0%
18,848	BB&T Corp.	712,454
5,161	Comerica Inc.	169,229
19,809	Fifth Third Bancorp	235,727
7,992	First Horizon National Corp.	74,808
12,559	Huntington Bancshares Inc.	100,346

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Commercial Banks - 3.0% (continued)
17,837	KeyCorp	$212,974
2,646	M&T Bank Corp.	236,156
8,898	Marshall & Ilsley Corp.	179,295
26,111	National City Corp.	45,694
11,884	PNC Financial Services Group Inc.	887,735
23,832	Regions Financial Corp.	228,787
12,132	SunTrust Banks Inc.	545,819
59,753	U.S. Bancorp	2,152,303
74,049	Wachovia Corp.	259,172
113,498	Wells Fargo & Co.	4,259,580
3,933	Zions Bancorporation	152,207

	Total Commercial Banks	10,452,286

Consumer Finance - 0.7%
39,767	American Express Co.	1,408,945
12,888	Capital One Financial Corp.	657,288
16,331	Discover Financial Services	225,694
16,522	SLM Corp. *	203,882

	Total Consumer Finance	2,495,809

Diversified Financial Services - 5.0%
156,414	Bank of America Corp.	5,474,490
9,787	CIT Group Inc.	68,118
186,779	Citigroup Inc.	3,830,837
2,301	CME Group Inc.	854,845
2,796	IntercontinentalExchange Inc. *	225,581
126,185	JPMorgan Chase & Co.	5,892,828
6,052	Leucadia National Corp.	275,003
6,960	Moody’s Corp.	236,640
9,506	NYSE Euronext	372,445
8,890	Principal Financial Group Inc.	386,626

	Total Diversified Financial Services	17,617,413

Insurance - 2.9%
16,335	AFLAC Inc.	959,681
18,574	Allstate Corp.	856,633
92,229	American International Group Inc.	307,123
9,582	Aon Corp.	430,807
3,925	Assurant Inc.	215,875
12,367	Chubb Corp.	678,948
6,032	Cincinnati Financial Corp.	171,550
14,856	Genworth Financial Inc., Class A Shares	127,910
10,335	Hartford Financial Services Group Inc.	423,632
8,809	Lincoln National Corp.	377,113
12,588	Loews Corp.	497,100
17,592	Marsh & McLennan Cos. Inc.	558,722
6,706	MBIA Inc.	79,801
23,554	MetLife Inc.	1,319,024
23,064	Progressive Corp.	401,314
14,646	Prudential Financial Inc.	1,054,512
3,032	Torchmark Corp.	181,314
20,250	Travelers Cos. Inc.	915,300
12,252	Unum Group	307,525
11,474	XL Capital Ltd., Class A Shares	205,843

	Total Insurance	10,069,727

Real Estate Investment Trusts (REITs) - 1.3%
3,142	Apartment Investment and Management Co., Class A Shares	110,033
2,747	Avalonbay Communities Inc.	270,360
4,109	Boston Properties Inc.	384,849
5,907	CB Richard Ellis Group Inc., Class A Shares *	78,977
4,188	Developers Diversified Realty Corp.	132,718
9,293	Equity Residential	412,702

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Real Estate Investment Trusts (REITs) - 1.3% (continued)
7,312	General Growth Properties Inc.	$110,411
8,632	HCP Inc.	346,402
17,818	Host Hotels & Resorts Inc.	236,801
7,789	Kimco Realty Corp.	287,726
5,870	Plum Creek Timber Co. Inc.	292,678
9,002	ProLogis	371,512
4,301	Public Storage Inc.	425,842
7,723	Simon Property Group Inc.	749,131
4,779	Vornado Realty Trust	434,650

	Total Real Estate Investment Trusts (REITs)	4,644,792

Thrifts & Mortgage Finance - 0.1%
18,717	Hudson City Bancorp Inc.	345,328
4,290	MGIC Investment Corp.	30,159
20,736	Sovereign Bancorp Inc.	81,907

	Total Thrifts & Mortgage Finance	457,394

	TOTAL FINANCIALS	55,508,805

HEALTH CARE - 12.9%
Biotechnology - 1.7%
36,291	Amgen Inc. *	2,150,967
9,910	Biogen Idec Inc. *	498,374
15,603	Celgene Corp. *	987,358
9,038	Genzyme Corp. *	731,084
31,553	Gilead Sciences Inc. *	1,438,186

	Total Biotechnology	5,805,969

Health Care Equipment & Supplies - 2.6%
21,529	Baxter International Inc.	1,412,948
8,181	Becton, Dickinson & Co.	656,607
51,472	Boston Scientific Corp. *	631,561
3,375	C.R. Bard Inc.	320,186
17,129	Covidien Ltd.	920,855
5,359	Hospira Inc. *	204,714
1,288	Intuitive Surgical Inc. *	310,382
38,702	Medtronic Inc.	1,938,970
1,823	Millipore Corp. *	125,422
11,730	St. Jude Medical Inc. *	510,138
8,369	Stryker Corp.	521,389
14,159	Thermo Fisher Scientific Inc. *	778,745
4,127	Varian Medical Systems Inc. *	235,776
3,216	Waters Corp. *	187,107
7,673	Zimmer Holdings Inc. *	495,369

	Total Health Care Equipment & Supplies	9,250,169

Health Care Providers & Services - 1.9%
16,022	Aetna Inc.	578,554
5,391	AmerisourceBergen Corp.	202,971
11,978	Cardinal Health Inc.	590,276
9,430	CIGNA Corp.	320,431
5,037	Coventry Health Care Inc. *	163,954
3,488	DaVita Inc. *	198,851
8,364	Express Scripts Inc. *	617,430
5,508	Humana Inc. *	226,930
3,777	Laboratory Corporation of America Holdings *	262,502
9,464	McKesson Corp.	509,258
17,083	Medco Health Solutions Inc. *	768,735
3,080	Patterson Cos. Inc. *	93,663
5,461	Quest Diagnostics Inc.	282,170
14,331	Tenet Healthcare Corp. *	79,537
41,675	UnitedHealth Group Inc.	1,058,128

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Health Care Providers & Services - 1.9% (continued)
17,539	WellPoint Inc. *	$820,299

	Total Health Care Providers & Services	6,773,689

Health Care Technology - 0.0%
6,038	IMS Health Inc.	114,179

Life Sciences Tools & Services - 0.1%
5,737	Applied Biosystems Inc.	196,492
4,116	PerkinElmer Inc.	102,777

	Total Life Sciences Tools & Services	299,269

Pharmaceuticals - 6.6%
52,821	Abbott Laboratories	3,041,433
10,548	Allergan Inc.	543,222
3,677	Barr Pharmaceuticals Inc. *	240,108
67,903	Bristol-Myers Squibb Co.	1,415,778
34,000	Eli Lilly & Co.	1,497,020
10,173	Forest Laboratories Inc. *	287,692
95,852	Johnson & Johnson	6,640,628
8,155	King Pharmaceuticals Inc. *	78,125
73,488	Merck & Co. Inc.	2,319,281
10,687	Mylan Inc. *	122,045
231,218	Pfizer Inc.	4,263,660
55,759	Schering-Plough Corp.	1,029,869
3,512	Watson Pharmaceuticals Inc. *	100,092
45,738	Wyeth	1,689,562

	Total Pharmaceuticals	23,268,515

	TOTAL HEALTH CARE	45,511,790

INDUSTRIALS - 11.0%
Aerospace & Defense - 2.1%
25,391	Boeing Co.	1,456,174
13,626	General Dynamics Corp.	1,003,146
4,303	Goodrich Corp.	179,005
25,534	Honeywell International Inc.	1,060,938
4,154	L-3 Communications Holdings Inc.	408,421
11,420	Lockheed Martin Corp.	1,252,431
11,577	Northrop Grumman Corp.	700,872
4,780	Precision Castparts Corp.	376,568
14,300	Raytheon Co.	765,193
5,318	Rockwell Collins Inc.	255,743

	Total Aerospace & Defense	7,458,491

Air Freight & Logistics - 1.1%
5,979	C.H. Robinson Worldwide Inc.	304,690
7,567	Expeditors International of Washington Inc.	263,635
10,581	FedEx Corp.	836,322
1,946	Ryder System Inc.	120,652
34,580	United Parcel Service Inc., Class B Shares	2,174,736

	Total Air Freight & Logistics	3,700,035

Airlines - 0.1%
24,102	Southwest Airlines Co.	349,720

Building Products - 0.1%
12,577	Masco Corp.	225,631

Commercial Services & Supplies - 0.4%
11,394	Allied Waste Industries Inc. *	126,587
3,635	Avery Dennison Corp.	161,685
4,342	Cintas Corp.	124,659
7,160	Pitney Bowes Inc.	238,142
6,782	R.R. Donnelley & Sons Co.	166,362

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Commercial Services & Supplies - 0.4% (continued)
16,823	Waste Management Inc.	$529,756

	Total Commercial Services & Supplies	1,347,191

Construction & Engineering - 0.2%
6,060	Fluor Corp.	337,542
4,219	Jacobs Engineering Group Inc. *	229,134

	Total Construction & Engineering	566,676

Electrical Equipment - 0.4%
5,887	Cooper Industries Ltd., Class A Shares	235,186
26,955	Emerson Electric Co.	1,099,494
4,835	Rockwell Automation Inc.	180,539

	Total Electrical Equipment	1,515,219

Industrial Conglomerates - 3.7%
23,976	3M Co.	1,637,801
341,221	General Electric Co.	8,701,135
8,145	Textron Inc.	238,486
16,075	Tyco International Ltd.	562,946
33,077	United Technologies Corp.	1,986,605

	Total Industrial Conglomerates	13,126,973

Machinery - 1.6%
20,690	Caterpillar Inc.	1,233,124
6,783	Cummins Inc.	296,553
8,632	Danaher Corp.	599,061
14,524	Deere & Co.	718,938
6,443	Dover Corp.	261,264
5,679	Eaton Corp.	319,046
13,637	Illinois Tool Works Inc.	606,165
11,171	Ingersoll-Rand Co., Ltd., Class A Shares	348,209
6,101	ITT Industries Inc.	339,277
4,276	Manitowoc Co. Inc.	66,492
12,519	PACCAR Inc.	478,100
3,945	Pall Corp.	135,668
5,663	Parker Hannifin Corp.	300,139
3,225	Terex Corp. *	98,427

	Total Machinery	5,800,463

Professional Services - 0.1%
4,287	Equifax Inc.	147,687
4,258	Monster Worldwide Inc. *	63,487
5,527	Robert Half International Inc.	136,793

	Total Professional Services	347,967

Road & Rail - 1.1%
9,550	Burlington Northern Santa Fe Corp.	882,707
13,983	CSX Corp.	763,052
12,618	Norfolk Southern Corp.	835,438
17,465	Union Pacific Corp.	1,242,809

	Total Road & Rail	3,724,006

Trading Companies & Distributors - 0.1%
4,260	Fastenal Co.	210,401
2,131	W. W. Grainger Inc.	185,333

	Total Trading Companies & Distributors	395,734

	TOTAL INDUSTRIALS	38,558,106

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.6%
2,960	Ciena Corp. *	29,837
203,013	Cisco Systems Inc. *	4,579,973
53,824	Corning Inc.	841,807
4,543	Harris Corp.	209,887

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Communications Equipment - 2.6% (continued)
7,195	JDS Uniphase Corp. *	$60,870
19,085	Juniper Networks Inc. *	402,121
77,496	Motorola Inc.	553,322
56,286	QUALCOMM Inc.	2,418,609
12,835	Tellabs Inc. *	52,110

	Total Communications Equipment	9,148,536

Computers & Peripherals - 4.4%
30,535	Apple Inc. *	3,470,608
59,783	Dell Inc. *	985,224
71,020	EMC Corp. *	849,399
84,005	Hewlett-Packard Co.	3,884,391
46,472	International Business Machines Corp.	5,435,365
2,944	Lexmark International Inc., Class A Shares *	95,886
11,230	NetApp Inc. *	204,723
4,286	QLogic Corp. *	65,833
7,948	SanDisk Corp. *	155,384
25,780	Sun Microsystems Inc. *	195,928
5,784	Teradata Corp. *	112,788

	Total Computers & Peripherals	15,455,529

Electronic Equipment, Instruments & Components - 0.4%
12,389	Agilent Technologies Inc. *	367,458
6,005	Amphenol Corp., Class A Shares	241,040
6,994	Jabil Circuit Inc.	66,723
4,956	Molex Inc.	111,262
16,326	Tyco Electronics Ltd.	451,577

	Total Electronic Equipment, Instruments & Components	1,238,060

Internet Software & Services - 1.5%
5,554	Akamai Technologies Inc. *	96,862
37,667	eBay Inc. *	842,988
8,197	Google Inc., Class A Shares *	3,283,062
6,777	VeriSign Inc. *	176,744
47,533	Yahoo! Inc. *	822,321

	Total Internet Software & Services	5,221,977

IT Services - 0.9%
3,318	Affiliated Computer Services Inc., Class A Shares *	167,990
17,175	Automatic Data Processing Inc.	734,231
9,445	Cognizant Technology Solutions Corp., Class A Shares *	215,629
5,150	Computer Sciences Corp. *	206,979
4,073	Convergys Corp. *	60,199
6,373	Fidelity National Information Services Inc.	117,646
5,379	Fiserv Inc. *	254,534
2,529	MasterCard Inc., Class A Shares	448,468
10,670	Paychex Inc.	352,430
6,640	Total System Services Inc.	108,896
12,595	Unisys Corp. *	34,636
24,515	Western Union Co.	604,785

	Total IT Services	3,306,423

Office Electronics - 0.1%
29,531	Xerox Corp.	340,492

Semiconductors & Semiconductor Equipment - 2.2%
21,581	Advanced Micro Devices Inc. *	113,300
10,526	Altera Corp.	217,678
10,489	Analog Devices Inc.	276,385
46,020	Applied Materials Inc.	696,283
15,553	Broadcom Corp., Class A Shares *	289,752
191,810	Intel Corp.	3,592,601
5,992	KLA-Tencor Corp.	189,647
7,688	Linear Technology Corp.	235,714

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Semiconductors & Semiconductor Equipment - 2.2% (continued)
23,111	LSI Corp. *	$123,875
7,559	MEMC Electronic Materials Inc. *	213,617
6,464	Microchip Technology Inc.	190,236
27,317	Micron Technology Inc. *	110,634
6,603	National Semiconductor Corp.	113,638
3,379	Novellus Systems Inc. *	66,364
19,917	NVIDIA Corp. *	213,311
5,751	Teradyne Inc. *	44,915
44,363	Texas Instruments Inc.	953,804
9,635	Xilinx Inc.	225,941

	Total Semiconductors & Semiconductor Equipment	7,867,695

Software - 3.7%
18,195	Adobe Systems Inc. *	718,157
7,693	Autodesk Inc. *	258,100
6,260	BMC Software Inc. *	179,224
13,493	CA Inc.	269,320
6,218	Citrix Systems Inc. *	157,067
8,145	Compuware Corp. *	78,925
11,178	Electronic Arts Inc. *	413,474
11,029	Intuit Inc. *	348,627
269,329	Microsoft Corp.	7,188,391
11,814	Novell Inc. *	60,724
134,405	Oracle Corp. *	2,729,765
3,547	Salesforce.com Inc. *	171,675
28,460	Symantec Corp. *	557,247

	Total Software	13,130,696

	TOTAL INFORMATION TECHNOLOGY	55,709,408

MATERIALS - 3.3%
Chemicals - 2.0%
7,266	Air Products & Chemicals Inc.	497,648
1,784	Ashland Inc.	52,164
1,867	CF Industries Holdings Inc.	170,756
31,603	Dow Chemical Co.	1,004,343
30,944	E.I. du Pont de Nemours & Co.	1,247,043
2,648	Eastman Chemical Co.	145,799
6,143	Ecolab Inc.	298,059
3,924	Hercules Inc.	77,656
2,721	International Flavors & Fragrances Inc.	107,371
18,912	Monsanto Co.	1,871,910
5,459	PPG Industries Inc.	318,369
10,804	Praxair Inc.	775,079
4,230	Rohm & Haas Co.	296,100
4,308	Sigma-Aldrich Corp.	225,825

	Total Chemicals	7,088,122

Construction Materials - 0.1%
3,931	Vulcan Materials Co.	292,859

Containers & Packaging - 0.1%
3,215	Ball Corp.	126,960
3,408	Bemis Co. Inc.	89,324
4,579	Pactiv Corp. *	113,697
5,493	Sealed Air Corp.	120,791

	Total Containers & Packaging	450,772

Metals & Mining - 0.8%
3,936	AK Steel Holding Corp.	102,021
27,471	Alcoa Inc.	620,295
3,486	Allegheny Technologies Inc.	103,011
12,920	Freeport-McMoRan Copper & Gold Inc., Class B Shares	734,502
15,664	Newmont Mining Corp.	607,137
10,743	Nucor Corp.	424,349

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Metals & Mining - 0.8% (continued)
3,101	Titanium Metals Corp.	$35,165
3,962	United States Steel Corp.	307,491

	Total Metals & Mining	2,933,971

Paper & Forest Products - 0.3%
14,773	International Paper Co.	386,757
5,659	MeadWestvaco Corp.	131,911
7,237	Weyerhaeuser Co.	438,418

	Total Paper & Forest Products	957,086

	TOTAL MATERIALS	11,722,810

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
202,132	AT&T Inc.	5,643,525
3,474	CenturyTel Inc.	127,322
5,005	Embarq Corp.	202,953
10,600	Frontier Communications Corp.	121,900
51,978	Qwest Communications International Inc.	167,889
97,678	Verizon Communications Inc.	3,134,487
14,952	Windstream Corp.	163,575

	Total Diversified Telecommunication Services	9,561,651

Wireless Telecommunication Services - 0.3%
13,512	American Tower Corp., Class A Shares *	486,027
97,901	Sprint Nextel Corp.	597,196

	Total Wireless Telecommunication Services	1,083,223

	TOTAL TELECOMMUNICATION SERVICES	10,644,874

UTILITIES - 3.5%
Electric Utilities - 2.2%
5,709	Allegheny Energy Inc.	209,920
13,486	American Electric Power Co. Inc.	499,387
43,386	Duke Energy Corp.	756,218
11,257	Edison International	449,154
6,571	Entergy Corp.	584,885
22,269	Exelon Corp.	1,394,485
10,573	FirstEnergy Corp.	708,285
14,126	FPL Group Inc.	710,538
2,617	Integrys Energy Group Inc.	130,693
6,789	Pepco Holdings Inc.	155,536
3,383	Pinnacle West Capital Corp.	116,409
12,640	PPL Corp.	467,933
8,834	Progress Energy Inc.	381,010
26,225	Southern Co.	988,420

	Total Electric Utilities	7,552,873

Gas Utilities - 0.1%
1,585	Nicor Inc.	70,295
5,871	Questar Corp.	240,241

	Total Gas Utilities	310,536

Independent Power Producers & Energy Traders - 0.1%
23,662	AES Corp. *	276,609
6,100	Constellation Energy Group Inc.	148,230
18,637	Dynegy Inc., Class A Shares *	66,720

	Total Independent Power Producers & Energy Traders	491,559

Multi-Utilities - 1.1%
7,270	Ameren Corp.	283,748
11,113	CenterPoint Energy Inc.	161,917
7,605	CMS Energy Corp.	94,834
9,382	Consolidated Edison Inc.	403,051

See Notes to Schedule of Investments.

LEGG MASON PARTNERS S&P 500 INDEX FUND

Schedule of Investments (unaudited) (continued)	September 30, 2008

SHARES	SECURITY	VALUE
Multi-Utilities - 1.1% (continued)
19,892	Dominion Resources Inc.	$850,980
5,484	DTE Energy Co.	220,018
9,083	NiSource Inc.	134,065
12,199	PG&E Corp.	456,852
17,441	Public Service Enterprise Group Inc.	571,890
8,283	Sempra Energy	418,043
7,336	TECO Energy Inc.	115,395
15,377	Xcel Energy Inc.	307,386

	Total Multi-Utilities	4,018,179

	TOTAL UTILITIES	12,373,147

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $302,867,500)	348,490,901

FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.7%
U.S. Treasury Bills - 0.2%
$450,000	U.S. Treasury Bills, 0.010% due 12/18/08 (a)(b) (Cost - $449,990)	449,737

Repurchase Agreement - 1.5%
5,336,000	State Street Bank & Trust Co. repurchase agreement dated 9/30/08, 0.050% due 10/1/08; Proceeds at maturity - $5,336,007; (Fully collateralized by U.S. Treasury Bill, 0.000% due 2/19/09; Market value - $5,443,140) (Cost - $5,336,000)	5,336,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,785,990)	5,785,737

	TOTAL INVESTMENTS - 100.7% (Cost - $308,653,490#)	354,276,638
	Liabilities in Excess of Other Assets - (0.7)%	(2,395,348)

	TOTAL NET ASSETS - 100.0%	$351,881,290

*	Non-income producing security.

(a)	Rate shown represents yield-to-maturity.

(b)	All or portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	September 30, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$354,276,638	$348,490,901	$5,785,737	—
Other Financial Instruments*	(143,732)	(143,732)	—	—

Total	$354,132,906	$348,347,169	$5,785,737	—

*	Other financial instruments include futures contracts.

3. Investments

At September 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$98,191,079
Gross unrealized depreciation	(52,567,931)

Net unrealized appreciation	$45,623,148

At September 30, 2008, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Buy:
S&P 500 Index	16	12/08	$4,819,732	$4,676,000	$(143,732)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date:	November 25, 2008

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak Chief Financial Officer

Date:	November 25, 2008